Business Segment Information (Capital Expenditures) (Details) - CAD ($) $ in Millions	3 Months Ended		6 Months Ended
	Feb. 28, 2019	Feb. 28, 2018	Feb. 28, 2019	Feb. 28, 2018
Disclosure of operating segments [line items]
Total of capital expenditures and equipment costs (net)	$ 249	$ 294	$ 628	$ 664
Additions to property, plant and equipment	220	263	556	582
Additions to equipment costs (net)	10	10	19	26
Additions to other intangibles	19	21	53	56
Less: Proceeds on disposal of property, plant and equipment	(13)	(1)	(13)	(8)
Operating segments [Member]
Disclosure of operating segments [line items]
Capital expenditures accrual basis	269	269	530	591
Total of capital expenditures and equipment costs (net)	279	281	550	621
Additions to property, plant and equipment	220	263	556	582
Additions to equipment costs (net)	10	10	19	26
Additions to other intangibles	19	21	53	56
Increase/decrease in working capital and other liabilities related to capital expenditures	43	(12)	(66)	(37)
Decrease in customer equipment financing receivables	0	1	1	2
Less: Proceeds on disposal of property, plant and equipment	(13)	(2)	(13)	(8)
Wireline [Member] | Operating segments [Member]
Disclosure of operating segments [line items]
Capital expenditures accrual basis	185	213	380	418
Equipment costs (net of revenue)	10	12	20	30
Total of capital expenditures and equipment costs (net)	195	225	400	448
Wireless [Member] | Operating segments [Member]
Disclosure of operating segments [line items]
Capital expenditures accrual basis	84	56	150	173
Total of capital expenditures and equipment costs (net)	$ 84	$ 56	$ 150	$ 173